Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

7.   INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Intangible assets with indefinite life:
Trademark	443,300,000	443,300,000	69,563,442
Intangible assets with definite life:
Trademark	4,724,493	41,620,493	6,531,164
Technology	4,200,000	4,200,000	659,072
Network rights	390,317	390,317	61,249
Purchased software	15,227,737	15,429,484	2,421,223
Reacquired rights	2,531,418	2,531,418	397,235
Favorable leases	42,095,848	42,095,848	6,605,757
Others	435,185	435,185	68,290
Total	512,904,998	550,002,745	86,307,432
Less: Accumulated amortization	(21,391,925)	(29,885,266)	(4,689,650)
Total.	491,513,073	520,117,479	81,617,782

Amortization expense of intangible assets for the years ended December 31, 2019, 2020 and 2021 amounted to RMB3,025,995, RMB6,150,436 and RMB8,493,341 (USD1,332,790), respectively.

No impairment charges were recognized for the years ended December 31, 2019, 2020 and 2021.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB	USD
2022	9,296,919	1,458,889
2023	8,964,793	1,406,772
2024	8,830,200	1,385,651
2025	8,402,997	1,318,614
2026	8,153,147	1,279,407
Thereafter	33,169,422	5,205,007